Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31 , 20 18	December 31, 20 1 7
Real estate loans:
One-to-four family residential:
Owner occupied	$6,603	$5,681
Non-owner occupied	47,361	51,833
Total one-to-four family residential	53,964	57,514
Multi-family (five or more) residential	23,967	21,715
Commercial real estate	103,819	92,234
Construction	9,998	15,632
Home equity	4,347	5,129
Total real estate loans	196,095	192,224

Commercial business	23,616	11,954
Other consumer	19	138
Total Loans	219,730	204,316

Deferred loan fees and costs	(867)	(837)
Allowance for loan losses	(1,965)	(1,812)
Net Loans	$216,898	$201,667

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 8
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,421	$--	$182	$--	$6,603
One-to-four family residential non-owner occupied	46,534	--	827	--	47,361
Multi-family residential	23,967	--	--	--	23,967
Commercial real estate	101,821	--	1,998	--	103,819
Construction	9,998	--	--	--	9,998
Home equity	4,347	--	--	--	4,347
Commercial business	23,149	--	467	--	23,616
Other consumer	19	--	--	--	19
Total	$216,256	$--	$3,374	$--	$219,730
	December 31, 20 1 7
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,258	$423	$--	$--	$5,681
One-to-four family residential non-owner occupied	51,372	29	432	--	51,833
Multi-family residential	21,715	--	--	--	21,715
Commercial real estate	91,549	399	286	--	92,234
Construction	13,563	--	2,069	--	15,632
Home equity	5,129	--	--	--	5,129
Commercial business	11,419	535	--	--	11,954
Other consumer	138	--	--	--	138
Total	$200,143	$1,386	$2,787	$--	$204,316

Impaired Financing Receivables [Table Text Block]
	December 31 , 20 1 8
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$182	$185	$--	$417	$23
One-to-four family residential non-owner occupied	265	265	--	324	17
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	68	68	50	162	4
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$182	185	$--	$417	$23
One-to-four family residential non-owner occupied	333	333	50	486	21
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$648	$651	$55	$3,130	$93
	December 31, 20 1 7
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	442	442	--	937	24
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	398	38
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	214	214	70	214	5
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	395	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	656	656	70	1,151	29
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	793	47
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$2,903	$2,903	$71	$4,055	$139

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
December 31, 201 8
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	265	--	265	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	5
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$398	$--	$398	$5
	December 31, 20 17
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	536	--	536	25
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	1
Construction	--	--	--	--	--
Home equity	2	45	--	45	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$714	$--	$714	$26

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
December 31 , 201 8
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total

One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	265	--	--	--	265
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$398	$--	$--	$--	$398
	December 31, 201 7
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	536	--	--	--	536
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	45	--	--	--	45
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$714	$--	$--	$--	$714

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31 , 201 8
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Charge-offs	--	(47)	--	--	(215)	--	--	--	(262)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	3	(58)	4	152	254	(6)	107	(41)	415
Ending balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Ending balance evaluated for impairment:
Individually	$--	$50	$--	$5	$--	$--	$--	$--	$55
Collectively	$51	$385	$156	$834	$175	$21	$247	$41	$1,910

Loans receivable:

Ending balance	$6,603	$47,361	$23,967	$103,819	$9,998	$4,347	$23,635		$219,730
Ending balance evaluated for impairment:
Individually	$182	$333	$--	$133	$--	$--	$--		$648
Collectively	$6,421	$47,028	$23,967	$103,686	$9,998	$4,347	$23,635		$219,082
	December 31, 201 7
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Charge-offs	--	(56)	--	(24)	--	--	--	--	(80)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	7	93	49	92	(2)	(10)	53	2	284
Ending balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Ending balance evaluated for impairment:
Individually	$--	$70	$--	$1	$--	$--	$--	$--	$71
Collectively	$48	$470	$152	$686	$136	$27	$140	$82	$1,741

Loans receivable:

Ending balance	$5,681	$51,833	$21,715	$92,234	$15,632	$5,129	$12,092		$204,316
Ending balance evaluated for impairment:
Individually	$--	$656	$--	$133	$2,069	$45	$--		$2,903
Collectively	$5,681	$51,177	$21,715	$92,101	$13,563	$5,084	$12,092		$201,413

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 201 8	December 31, 201 7
One-to-four family residential owner occupied	$182	$--
One-to-four family residential non-owner occupied	68	120
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	2,069
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$250	$2,189

Past Due Financing Receivables [Table Text Block]
	December 31 , 201 8
	30- 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,096	$182	$1,278	$5,325	$6,603	$--
One-to-four family residential non-owner occupied	1,259	68	1,327	46,034	47,361	--
Multi-family residential	371	--	371	23,596	23,967	--
Commercial real estate	2,070	548	2,618	101,201	103,819	548
Construction	2,231	--	2,231	7,767	9,998	--
Home equity	31	--	31	4,316	4,347	--
Commercial business	3	380	383	23,233	23,616	380
Other consumer	--	--	--	19	19	--
Total	$7,061	$1,178	$8,239	$211,491	$219,730	$928
	December 31, 2017
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$670	$423	$1,093	$4,588	$5,681	$423
One-to-four family residential non-owner occupied	969	337	1,306	50,527	51,833	217
Multi-family residential	313	-	313	21,402	21,715	-
Commercial real estate	505	241	746	91,488	92,234	241
Construction	407	2,069	2,476	13,156	15,632	-
Home equity	51	-	51	5,078	5,129	-
Commercial business	-	-	-	11,954	11,954	-
Other consumer	-	-	-	138	138	-
Total	$2,915	$3,070	$5,985	$198,331	$204,316	$881